Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Abstract]
Schedule of transactions with related parties
	For the year ended December 31
	2022	2021	2020
	USD in thousands
Salary and related expenses to related parties employed in the Group (see B. below) – in respect of 3 persons*	1,390	682	485
Notional interest and linkage for shareholder’s loan**	-	8	55
Remuneration of directors - for four directors *	152	57	45

*	Including benefits recognized for share based payments.
**	The shareholder’s loan was repaid in full in February 2021.

Schedule of balances with related parties
	December 31
	2022		2021
	USD in thousands
Other payables - Employees and Institutions	282	*	310
Payables - expenses payable for directors’ remuneration	28		15

*	As to the conversion of USD 224 thousands into ordinary shares of the Company - see Note 21C.